S000000713 [Member] Expense Example - Western Asset Core Bond Fund	Dec. 31, 2025 USD ($)
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,384
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	543
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	552
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	456
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,350
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,640
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	754
Expense Example, with Redemption, 5 Years	1,389
Expense Example, with Redemption, 10 Years	2,599
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990